REAL ESTATE ASSETS (Details Narrative) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) Integer	Dec. 31, 2024 USD ($) Integer	Mar. 31, 2026 Integer	Mar. 31, 2026 ft²	Dec. 31, 2025	Dec. 31, 2025 Integer
Number of states real estate property is located					4
Number of limited partnerships	5
Number of limited liability companies	2							2
Depreciation | $	$ 0.9	$ 1.1	$ 4.4	$ 5.0
Construction in progress, gross | $			$ 1.1	$ 0.4
Retail Properties [Member]
Number of real estate properties				3	1			1
Area of a real estate property | ft²						10,500
Model Home Properties [Member]
Number of real estate properties								80
Number of limited partnerships	2		5
Number of limited liability companies								1
Office Building [Member]
Number of real estate properties					7
Industrial Property [Member]
Number of real estate properties					1
Model Home Properties [Member]
Number of real estate properties	75			78	75		80	80
Office Buildings [Member] | Office Industrial Properties [Member]
Number of real estate properties				8				8
Industrial Buildings [Member] | Office Industrial Properties [Member]
Number of real estate properties				1				1
COLORADO
Number of real estate properties					3
NORTH DAKOTA
Number of real estate properties					3			4
CALIFORNIA
Number of real estate properties					1			1
TEXAS
Number of real estate properties					1			1
MARYLAND
Number of real estate properties					1			1